THE FOLLOWING INFORMATION SUPPLEMENTS THE PROSPECTUS FOR THE DYNAMIC STYLE ROTATION(SM) FUND (THE "FUND") DATED AUGUST 3, 1998. THE CURRENT PROSPECTUS, TOGETHER WITH THIS PROSPECTUS SUPPLEMENT, CONSTITUTES THE FUNDS' CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 800.232.9142.

Supplemental Information Regarding Purchase and Redemption of Shares
--------------------------------------------------------------------

     The Fund has authorized one or more brokers to accept on its behalf orders to purchase or redeem shares of the Fund.
Such brokers are further authorized to designate intermediaries to accept orders on the Fund's behalf. Accordingly, orders for the purchase or redemption of shares of the Fund may be placed directly to the Fund by making your check payable to the Dynamic Style Rotation Fund and mailing your application and check to IPS FUNDS Dynamic Style Rotation Fund(SM) c/o The Provident Bank, Custody Services 660D, P.O. Box 2176, Cincinnati, Ohio 45202; or orders may be placed through a broker authorized by the Fund to accept purchase or redemption of shares on behalf of the Fund.

     Orders for the purchase of shares of the Fund placed directly with the Fund are executed at their next determined net asset value after they are received. Orders for the purchase of shares of the Fund placed through a broker are deemed to have been received by the Fund when the order is accepted by the broker and are executed at their next determined net asset value after receipt by the broker or the broker's authorized designee.

     Investors who redeem or purchase shares of the Fund through a broker may be charged a fee for the broker's services. Such fees may be avoided by purchasing shares directly from the Fund as described above.


THE FOLLOWING INFORMATION SUPPLEMENTS THE PROSPECTUS FOR THE IPS MILLENNIUM FUND AND IPS NEW FRONTIER FUND (THE "FUNDS") DATED AUGUST 3, 1998. THE CURRENT PROSPECTUS, TOGETHER WITH THIS PROSPECTUS SUPPLEMENT, CONSTITUTES THE FUNDS' CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 800.232.9142.

Supplemental Information Regarding Purchase and Redemption of Shares
--------------------------------------------------------------------

     The Funds have authorized one or more brokers to accept on their behalf orders to purchase or redeem shares of each Fund. Such brokers are further authorized to designate intermediaries to accept orders on the Funds' behalf. Accordingly, orders for the purchase or redemption of shares of either Fund may be placed directly to a Fund by making your check payable to the applicable Fund and mailing your application and check to the IPS FUNDS c/o The Provident Bank, Custody Services 660D, P.O. Box 2176, Cincinnati, Ohio 45202; or orders may be placed through a broker authorized by the Funds to accept purchase or redemption of shares on behalf of the Funds.

     Orders for the purchase of shares of either Fund placed directly with the applicable Fund are executed at their next determined net asset value after they are received. Orders for the purchase of shares of either Fund placed through a broker are deemed to have been received by the Fund when the order is accepted by the broker and are executed at their next determined net asset value after receipt by the broker or the broker's authorized designee.

     Investors who redeem or purchase shares of either Fund through a broker may be charged a fee for the broker's services.
Such fees may be avoided by purchasing shares directly from either Fund as described above.